Annual Report

U.S. Bond
Index Fund
October 31, 2002

T. Rowe Price(registered trademark) logo icon(registered trademark)

Table of Contents
Highlights                                                    1
Portfolio Manager's Report                                    2
Economy and Interest Rates                                    2
Market News                                                   3
Portfolio Review                                              3
Outlook                                                       5
Performance Comparison                                        6
Financial Highlights                                          7
Statement of Net Assets                                       8
Statement of Operations                                       21
Statement of Changes in Net Assets                            22
Notes to Financial Statements                                 23
Report of Independent Accountants                             27
Fund Directors and Officers                                   28

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Highlights

o High-quality bonds performed very well in the 6- and 12-month periods ended October 31, 2002.

o Treasury, government agency, and mortgage-backed securities produced solid returns, but corporate bonds lagged in both periods.

o The fund closely tracked but slightly trailed the unmanaged Lehman Brothers U.S. Aggregate Index in both periods mainly due to expenses.

o The fund's security diversification changed little in the last six months. U.S. government mortgage-backed securities, our largest sector allocation, represented more than one-third of assets.

o Bond returns are likely to be more moderate going forward, with corporate and mortgage-backed securities outperforming as the economy regains solid footing.

Performance Comparison

Periods Ended 10/31/02                               6 Months          12 Months
U.S. Bond Index Fund                                 5.69%             5.69%
Lehman Brothers U.S.
Aggregate Index                                      5.90              5.89

Price and Yield

xxx                                                  4/30/02           10/31/02
Price Per Share                                      $10.35            $10.69
Dividends Per Share

     For 6 months                                    0.28              0.24
     For 12 months                                   0.58              0.52
30-Day Dividend Yield *                              5.13%             4.32%

30-Day Standardized
Yield to Maturity                                    5.01              3.89

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

Portfolio Manager's Report
High-quality U.S. bonds performed very well in the 6- and 12-month periods ended October 31, 2002, as longer-term interest rates fell to levels not seen in 40 years or more. Factors supporting the bond market rally included a faltering economic recovery, corporate accounting scandals, severe declines in stock prices, fears of war with Iraq, and greater investor demand for the relative safety of fixed-income securities.

ECONOMY AND INTEREST RATES

Interest Rate Levels
                     30-Year           5-Year           2-Year          6-Month
10/31/01                4.87             3.47             2.42             1.94
                        5.29             4.06             2.84             1.74
                        5.47             4.30             3.02             1.79
1/31/02                 5.43             4.37             3.16             1.90
                        5.42             4.19             3.06             1.86
                        5.80             4.84             3.72             2.10
4/30/02                 5.59             4.41             3.22             1.89
                        5.62             4.35             3.19             1.88
                        5.51             4.03             2.81             1.74
7/31/02                 5.30             3.45             2.23             1.68
                        4.93             3.22             2.13             1.66
                        4.67             2.56             1.68             1.50
10/31/02                4.99             2.73             1.67             1.41

One year ago, in the wake of the September 11 terrorist attacks, the U.S. economy was clearly in a recession. Unemployment was rising, industrial production was falling, and gross domestic product (GDP) growth was negative. In response, the Federal Reserve opened the monetary spigot further and slashed the federal funds target rate to 1.75%, compared with 6.50% at the end of 2000. (After our reporting period, the Federal Reserve reduced the fed funds rate to 1.25% on November 6.)

In the early months of 2002, bond yields rose as the consumer-driven economy-supported by tax cuts, zero-percent auto financing, and vigorous mortgage refinancing activity-seemed to be recovering from the recession. In fact, the nation's GDP expanded at an annualized rate of 5% in the first quarter. However, business investment paused during the summer months as corporate accounting scandals, lackluster earnings growth, falling stock prices, and an unfriendly corporate financing environment undermined business confidence. Growing fears of a military conflict with Iraq contributed to the economic and stock market uncertainty. As a result, investors increasingly sought the relative safety of fixed-income securities, pushing bond prices higher and interest rates below last October's lows to levels not seen in 40 years or more.

MARKET NEWS
Most segments of the investment-grade bond market performed well over the last year. Treasuries, which have the greatest sensitivity to interest rate fluctuations, produced solid gains. Long-term securities outpaced shorter maturities, thanks to price appreciation and higher relative yields. Government agency securities slightly trailed Treasuries in the last six months but outperformed for the 12-month period.

Traditional mortgage-backed securities kept pace with Treasuries over the whole year but were hampered somewhat by record refinancing activity in recent months. (When rates are falling, increased mortgage prepayments can result in lower income and possibly capital losses.) Commercial mortgage-backed securities, which are not typically subject to prepayments, produced superior 6- and 12-month returns-but they represent a very small part of the fixed-income universe.

Bond Market Returns

Periods Ended 10/31/02                               6 Months          12 Months
U.S. Treasury Securities                             8.32%             6.28%
U.S. Government
Agency Securities                                    7.28              6.73
U.S. Corporate
Investment-Grade Bonds                               4.29              3.57
Asset-Backed Securities                              4.70              5.76
Mortgage-Backed Securities                           4.66              6.30
Commercial Mortgage-Backed
Securities                                           9.71              10.78

Source: Lehman Brothers indexes

Corporate bonds trailed throughout the last year, but high-quality issues strongly outperformed lower-quality. A number of lower-rated bonds declined amid concerns that they would be hit by credit downgrades. In fact, many BBB rated corporate bonds traded as if their credit quality had deteriorated to "junk" status.

PORTFOLIO REVIEW
Your fund returned 5.69% in both the 6- and 12-month periods ended October 31, 2002. Because of expenses, the fund slightly trailed its benchmark, the Lehman Brothers U.S. Aggregate Index, in both periods, as shown in the table on page 1.

Fund performance in the last six months was derived from both dividend income ($0.24 per share) and price appreciation ($0.34). Over the last year, dividend income ($0.52 per share) was the primary driver of performance, but a slight gain in the NAV ($0.06) also contributed.

Security Diversification
U.S. Government Mortgage-Backed Securities                             37
Corporate Notes and Bonds                                              27
U.S. Treasury Obligations                                              21
Other U.S. Government Agency Obligations                               13
Other                                                                  2

Based on net assets as of 10/31/02.

Our portfolio allocations, which continued to mirror those of the Lehman index, changed only marginally in the last six months. U.S. government mortgage-backed securities, including Ginnie Mae and Freddie Mac bonds, represented 37% of net assets at the end of October versus 36% on April 30. Treasuries stood at 21% compared with 20% six months ago, and other U.S. government agency debt obligations increased from 12% to 13%. Corporate securities, the laggards of the past year, slid from 30% to 27% of net assets.

Portfolio Characteristics
                                                     4/30/02          10/31/02
Weighted Average
Maturity (years)                                       7.8              6.4
Weighted Average Effective
Duration (years)                                       4.5              3.8
Weighted Average Quality*                              AAA-             AAA-

*Based on T. Rowe Price research.

The fund's weighted average maturity and duration declined over the last six months, as shown in the table above, because the durations of our mortgage-backed holdings shortened as interest rates fell and refinancing activity accelerated. In addition, many callable bonds began trading to their call dates, which are shorter than their stated maturities. (Duration is a measure of a bond or bond fund's sensitivity to interest rate fluctuations. A bond fund with a duration of four years would fall about 4% in price in response to a one-percentage-point rise in interest rates, and vice versa.) The portfolio's overall credit quality remained very high at AAA-. Nearly three-fourths of the fund's investments were in bonds rated AAA, the highest possible credit rating, while securities rated BBB-the lowest credit rating in the investment-grade universe-represented only 10% of net assets.

Quality Diversification
AAA               73
AA                6
A                 11
BBB               10

Based on net assets as of 10/31/02.

OUTLOOK
Although the economy appears to have stalled in the last few months, cyclical imbalances have been corrected and corporate earnings are improving. Nonetheless, the effects of weak labor markets are feeding through to consumers, who have remained resilient so far. Inflation remains in check, and the Federal Reserve is likely to keep short-term interest rates low until concrete signs of a sustained recovery emerge. We expect intermediate- and long-term rates to stay near current levels before rising modestly in the first half of 2003 as the recovery gains traction. Bond returns are likely to be more moderate going forward, with corporate and mortgage-backed securities outperforming as the economy regains solid footing.

Respectfully submitted,

Edmund Notzon
Chairman of the fund's Investment Advisory Committee

November 20, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------


Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking
10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

U.S. BOND INDEX FUND
                           Lehman           UBX Fund-Line
11/30/00                   10               10
10/31/01                   11.272           11.211
10/31/02                   11.935           11.849


Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                Since             Inception
Periods Ended 10/31/02           1 Year         Inception         Date
U.S. Bond Index Fund             5.69%          9.25%             11/30/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Financial Highlights             For a share outstanding throughout each period

                                                      Year             11/30/00
                                                     Ended              Through
                                                  10/31/02             10/31/01
NET ASSET VALUE
Beginning of period                        $         10.63      $         10.00
Investment activities
  Net investment income (loss)                        0.51                 0.55
  Net realized and
  unrealized gain (loss)                              0.07                 0.63
  Total from
  investment activities                               0.58                 1.18

Distributions
  Net investment income                              (0.52)               (0.55)

NET ASSET VALUE
End of period                              $         10.69      $         10.63
                                           ---------------      ---------------

Ratios/Supplemental Data
Total return^                                         5.69%               12.11%

Ratio of total expenses to
average net assets                                    0.30%              0.30%!
Ratio of net investment
income (loss) to average
net assets                                            4.81%              5.74%!
Portfolio turnover rate                              140.4%              83.9%!
Net assets, end of period
(in thousands)                             $        81,028      $        48,814


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
                                                               October 31, 2002

Statement of Net Assets
                                                Par/Shares                Value
                                                            In thousands

CORPORATE BONDS AND NOTES  22.1%

Aerospace & Defense  0.6%
Boeing Capital, Sr. Notes,
  6.10%, 3/1/11                            $           100      $           100
Lockheed Martin, Sr. Notes,
  8.50%, 12/1/29                                       100                  127
Northrop Grumman, Sr. Notes,
  7.125%, 2/15/11                                      200                  222
                                                                            449

Airlines  0.1%
Southwest Airlines, Sr. Notes,
  6.50%, 3/1/12                                         85                   87
                                                                             87

Automobiles and Related  1.8%
DaimlerChrysler
     Sr. Notes
  7.25%, 1/18/06                                       100                  108
  8.50%, 1/18/31                                       100                  115
Delphi, Sr. Notes, 6.55%, 6/15/06                      100                  104
Ford Motor Credit
     Sr. Notes
  6.50%, 1/25/07                                       300                  277
  6.625%, 6/30/03                                      200                  199
  7.20%, 6/15/07                                       100                   93
General Motors
     Sr. Notes
  7.00%, 6/15/03                                       100                  101
  7.20%, 1/15/11                                       100                   93
General Motors Acceptance Corp.
     Sr. Notes
  6.125%, 8/28/07                                       80                   77
  6.75%, 1/15/06                                       200                  198
  8.00%, 11/1/31                                       100                   90
                                                                          1,455

Banking  2.9%
Abbey National, MTN,
  6.69%, 10/17/05                                      100                  110
ABN Amro Bank, Sr.
  Sub. Notes, 7.125%, 6/18/07                          100                  112
Banc One, Sr. Sub. Notes,
  7.00%, 7/15/05                                       100                  111
Bank of America
     Sr. Notes
  4.875%, 9/15/12                                      100                  100
  7.875%, 5/16/05                                      100                  112
  Sr. Sub. Notes, 7.40%, 1/15/11                       100                  117
Bank One, Sr. Notes,
  5.50%, 3/26/07                                       150                  163
BB&T, Sr. Sub. Notes,
  4.75%, 10/1/12                                        95                   95
Citigroup, Sr. Sub. Notes,
  7.25%, 10/1/10                                       200                  227
Comerica Bank, Sr. Sub.
  Notes, VR, 7.65%, 8/15/02                            200                  214
First Union, Sr. Notes,
  7.55%, 8/18/05                                       100                  112
HSBC Holdings, Sr. Sub.
  Notes, 7.50%, 7/15/09                                100                  117
Marshall & Ilsley Bank,
  5.25%, 9/4/12                                         20                   21
MBNA America Bank,
  Sr. Notes, 6.50%, 6/20/06                            100                  103
Mellon Financial,
  Sr. Notes, 5.75%, 11/15/03                           100                  104
  National City, 5.75%, 2/1/09                         100                  107
North Fork Bancorporation,
     Sr. Sub. Notes, 144A
  5.875%, 8/15/12                                       25                   26
Regions Financial,
     Sr. Sub. Notes,
  6.375%, 5/15/12                                      100                  110
  U.S. Bancorp, 6.375%, 8/1/11                         150                  166
Wells Fargo, Sr. Notes,
  5.25%, 12/1/07                                       100                  108
                                                                          2,335

Beverages  0.4%
Anheuser-Busch, Sr. Notes,
  7.55%, 10/1/30                                       100                  123
Coca Cola Enterprises,
  Sr. Notes, 5.375%, 8/15/06                           150                  160
                                                                            283

Cable Operators  0.3%
Clear Channel Communications,
  Sr. Notes, 7.25%, 9/15/03                            100                  102
Cox Communications
  Sr. Notes
  6.75%, 3/15/11                                       100                  101
  7.75%, 8/15/06                                        50                   54
                                                                            257

Computer Service & Software  0.3%
IBM
  Sr. Notes
  4.25%, 9/15/09                                       100                  100
  8.375%, 11/1/19                                      100                  122
                                                                            222

Conglomerates  0.3%
Tyco International,
  Sr. Notes, 6.25%, 6/15/03                            100                   97
United Technologies,
  Sr. Notes, 4.875%, 11/1/06                           125                  132
                                                                            229

Department Stores  0.1%
May Department Stores,
  Sr. Notes, 7.15%, 8/15/04                            100                  107
                                                                            107

Diversified Chemicals  0.3%
Du Pont, Sr. Notes,
  6.75%, 10/15/04                                      200                  218
                                                                            218

Drugs  0.3%
American Home Products,
  Sr. Notes, 7.90%, 2/15/05                            100                  110
Bristol-Myers Squibb,
  Sr. Notes, 5.75%, 10/1/11                            100                  106
                                                                            216

Electric Utilities  2.8%
Allegheny Energy Supply,
  Sr. Notes, 144A,
  8.25%, 4/15/12                                       100                   53
Aquila, Sr. Notes, 144A,
  10.875%, 7/1/12                                      100                   86
Cincinnati Gas & Electric,
  Sr. Notes, 5.70%, 9/15/12                             75                   75
Cleveland Electric Illuminating,
  1st Mtg., 7.88%, 11/1/17                             100                  109
Consolidated Edison, Sr. Notes,
  7.50%, 9/1/10                                        100                  115
Constellation Energy Group,
  Sr. Notes, 6.35%, 4/1/07                             100                  100
Consumers Energy Group,
  1st Mtg., 6.00%, 3/15/05                              70                   66
Energy East, Sr. Notes,
  5.75%, 11/15/06                                       40                   42
Exelon Generation, Sr. Notes,
  6.95%, 6/15/11                                       200                  208
First Energy, Sr. Notes,
  7.375%, 11/15/31                                     200                  175
Korea Electric Power, Sr. Notes,
  144A, 4.25%, 9/12/07                                 100                  100
Mirant Americas Generation,
  Sr. Notes, 8.30%, 5/1/11                              50                   21
National Rural Utilities,
  6.00%, 5/15/06                                       100                  106
Niagara Mohawk Power, 1st Mtg.,
  8.00%, 6/1/04                                        100                  108
PPL Electric Utilities, 1st Mtg.,
  5.875%, 8/15/07                                      100                  107
PPL Energy, Sr. Notes,
  6.40%, 11/1/11                                        50                   44
Progress Energy, Sr. Notes,
  7.10%, 3/1/11                                        100                  103
PSEG Power, Sr. Notes,
  8.625%, 4/15/31                                      200                  160
Public Service Company of Colorado,
  1st Mtg., 144A
  7.875%, 10/1/12                                      150                  154
Sempra Energy, Sr. Notes,
  6.80%, 7/1/04                                        100                  102
Texas Utilities Electric,
  1st Mtg., 6.75%, 3/1/03                              100                  100
Virginia Electric & Power,
  Sr. Notes, 5.75%, 3/31/06                            100                  106
                                                                          2,240

Energy Services  0.1%
PDVSA Finance, Sr. Notes,
  6.45%, 2/15/04                                        75                   74
                                                                             74

Entertainment and Leisure  0.2%
Viacom
  Sr. Notes
  5.625%, 8/15/12                                       65                   67
  7.70%, 7/30/10                                       100                  117
                                                                            184

Exploration and Production  0.4%
Anadarko Petroleum, Sr. Notes,
  5.375%, 3/1/07                                       100                  106
Canadian Natural Resources,
  Sr. Notes, 7.20%, 1/15/32                            100                  107
EOG Resources, Sr. Notes,
  6.00%, 12/15/08                                      100                  100
                                                                            313

Finance and Credit  1.3%
CIT Group
  Sr. Notes
  7.375%, 3/15/03                                      100                  101
  7.75%, 4/2/12                                         80                   83
Countrywide Home Loan, Sr. Notes,
  5.50%, 8/1/06                                        250                  259
General Electric Capital, MTN
  7.25%, 5/3/04 - 2/1/05                               200                  217
Heller Financial, Sr. Notes,
  7.875%, 5/15/03                                      100                  103
International Lease Finance,
  Sr. Notes, 6.375%, 3/15/09                           100                  101
Norwest Financial, Sr. Notes,
  7.60%, 5/3/05                                        100                  112
Wells Fargo Financial,
  Sr. Notes, 5.50%, 8/1/12                             100                  106
                                                                          1,082

Food Processing  0.3%
General Mills, Sr. Notes,
  5.125%, 2/15/07                                      100                  105
Unilever Capital, Sr. Notes,
  6.875%, 11/1/05                                      100                  112
                                                                            217

Food/Tobacco  0.1%
UST, Sr. Notes, 144A,
  6.625%, 7/15/12                                      100                  107
                                                                            107

Insurance  1.2%
AFLAC, Sr. Notes,
  6.50%, 4/15/09                                       200                  215
American General, Sr. Notes,
  7.50%, 8/11/10                                       100                  114
Chubb, Sr. Notes,
  6.00%, 11/15/11                                       50                   51
GE Global Insurance, Sr. Notes,
  7.75%, 6/15/30                                       100                  107
John Hancock Financial Services,
  Sr. Notes, 5.625%, 12/1/08                           100                  104
Lincoln National, Sr. Notes,
  5.25%, 6/15/07                                       200                  205
St. Paul Companies, Sr. Notes,
  5.75%, 3/15/07                                        50                   51
XL Capital Finance, Sr. Notes,
  6.50%, 1/15/12                                       100                  103
                                                                            950

Investment Dealers  0.7%
Goldman Sachs Group, Sr. Notes,
  6.60%, 1/15/12                                       200                  217
Lehman Brothers
  Sr. Notes, 6.625%, 1/18/12                           100                  109
  Sr. Sub. Notes, 7.625%, 6/1/06                       100                  112
Morgan Stanley Dean Witter,
  Sr. Notes, 6.60%, 4/1/12                             150                  161
                                                                            599

Long Distance  0.4%
AT&T Liberty Media, Sr. Notes,
  6.00%, 3/15/09                                       350                  334
                                                                            334

Manufacturing  0.7%
Caterpillar Financial Services,
  Sr. Notes, 4.875%, 6/15/07                           150                  157
Dover, Sr. Notes,
  6.50%, 2/15/11                                       100                  109
Honeywell International,
  Sr. Notes, 6.875%, 10/3/05                           100                  110
John Deere Capital, Sr. Notes,
  4.50%, 8/22/07                                       150                  152
                                                                            528

Media and Communications  0.5%
AOL Time Warner, Sr. Notes,
  7.625%, 4/15/31                                      200                  182
News America
  Sr. Notes
  6.75%, 1/9/38                                        150                  148
  7.25%, 5/18/18                                       100                   92
                                                                            422

Metals  0.3%
Alcan Aluminum, Sr. Notes,
  4.875%, 9/15/12                                      100                  100
Alcoa, Sr. Notes, 5.375%, 1/15/13                      120                  124
                                                                            224

Metals and Mining  0.1%
Phelps Dodge, Sr. Notes,
  8.75%, 6/1/11                                         80                   82
                                                                             82

Miscellaneous Consumer Products  0.5%
Colgate Palmolive, Sr. Notes,
  5.98%, 4/25/12                                       100                  111
Gillette Company
  Sr. Notes
  3.50%, 10/15/07                                       50                   50
  4.00%, 6/30/05                                       100                  103
Procter & Gamble, Sr. Notes,
  4.75%, 6/15/07                                       150                  160
                                                                            424

Oil Field Services  0.2%
Baker Hughes, Sr. Notes,
  6.00%, 2/15/09                                       150                  164
                                                                            164

Paper and Paper Products  0.6%
Abitibi Consolidated, Sr. Notes,
  6.95%, 12/15/06                                      200                  200
International Paper, Sr. Notes,
  8.00%, 7/8/03                                        100                  104
Weyerhaeuser, Sr. Notes,
  6.75%, 3/15/12                                       200                  210
                                                                            514

Petroleum  1.0%
Amerada Hess, Sr. Notes,
  6.65%, 8/15/11                                       200                  219
ChevronTexaco Capital, Sr. Notes,
  3.50%, 9/17/07                                        50                   51
Conoco, Sr. Notes,
  5.90%, 4/15/04                                       100                  105
ConocoPhillips, Sr. Notes,
  144A, 5.90%, 10/15/32                                100                   95
Devon Financing, Sr. Notes,
  6.875%, 9/30/11                                      200                  221
Pemex Finance,
  9.14%, 8/15/04                                        80                   84
Petrobras International,
  Sr. Notes, 9.875%, 5/9/08                             45                   36
                                                                            811

Railroads  0.5%
CSX, Sr. Notes, 7.25%, 5/1/04                          100                  107
Norfolk Southern
  Sr. Notes
  7.25%, 2/15/31                                       100                  110
  8.375%, 5/15/05                                      100                  113
Union Pacific, Sr. Notes,
  5.75%, 10/15/07                                      100                  108
                                                                            438

Real Estate  0.1%
Simon Property, Sr. Notes,
  REIT, 7.375%, 1/20/06                                100                  108
                                                                            108

Retail  0.4%
Sears Roebuck Acceptance Corp.,
  Sr. Notes, 7.00%, 2/1/11                             100                   95
Target, Sr. Notes,
  5.875%, 3/1/12                                       100                  107
Wal-Mart, Sr. Notes,
  6.875%, 8/10/09                                      100                  115
                                                                            317

Savings and Loan  0.1%
Washington Mutual, Sr. Sub. Notes,
  8.25%, 4/1/10                                        100                  117
                                                                            117

Specialty Chemicals  0.3%
Chevron Phillips Chemical,
  Sr. Notes, 5.375%, 6/15/07                           200                  208
                                                                            208

Supermarkets  0.2%
Delhaize America, Sr. Notes,
  8.125%, 4/15/11                                      100                   85
Kroger, Sr. Notes,
  7.625%, 9/15/06                                      100                  111
                                                                            196

Telephones  1.4%
Bellsouth, Sr. Notes,
  5.00%, 10/15/06                                      100                  106
Bellsouth Capital Funding,
  Sr. Notes, 7.875%, 2/15/30                           100                  114
British Telecommunications,
  Sr. Notes, VR, 7.875%, 12/15/05                      150                  167
Deutsche Telekom, Sr. Notes,
  8.50%, 6/15/10                                       100                  111
France Telecom, Sr. Notes, VR,
  8.25%, 3/1/11                                        100                  110
Royal KPN, Sr. Notes,
  7.50%, 10/1/05                                       100                  107
SBC Communications, Sr. Notes,
  5.75%, 5/2/06                                        100                  107
Verizon Florida, Series F,
  Sr. Notes, 6.125%, 1/15/13                           100                  103
Verizon Global Funding
  Sr. Notes
  7.25%, 12/1/10                                       100                  108
  7.75%, 12/1/30                                       100                  108
                                                                          1,141

Transportation  0.2%
Fedex Corporation, Sr. Notes,
  6.875%, 2/15/06                                      144                  156
                                                                            156

Wireline Communications  0.1%
Telefonica Europe, Sr. Notes,
  7.35%, 9/15/05                                       100                  108
                                                                            108

Total Corporate Bonds and Notes
     (Cost  $17,527)                                                     17,916

FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES  3.1%

Canadian Government and Municipalities  1.0%
Government of Canada,
  6.75%, 8/28/06                                       100                  114
Hydro-Quebec, Sr. Notes,
  7.50%, 4/1/16                                        100                  123
Province of Manitoba
  4.25%, 11/20/06                                      100                  105
  7.50%, 2/22/10                                       100                  121
Province of Ontario,
  6.00%, 2/21/06                                       100                  107
Province of Quebec
  7.00%, 1/30/07                                       100                  114
  7.50%, 9/15/29                                       100                  123
                                                                            807

Foreign Government and Municipalities
(Excluding Canandian)  2.1%
Asian Development Bank, Sr. Notes,
  4.875%, 2/5/07                                       100                  107
European Investment Bank
  4.00%, 8/30/05                                       100                  105
  4.75%, 4/26/04                                       100                  104
Int'l Bank for Recon. & Development
  5.00%, 3/28/06                                       100                  108
  6.625%, 8/21/06                                      100                  113
Inter-American Development Bank
  6.375%, 10/22/07                                     100                  114
  7.375%, 1/15/10                                      100                  122
KFW International Finance
  2.50%, 10/17/05                                      100                  100
  4.75%, 1/24/07                                       100                  106
Republic of Italy
  3.625%, 9/14/07                                      100                  102
  7.25%, 2/7/05                                        100                  111
Republic of South Korea,
  8.875%, 4/15/08                                      100                  123
United Mexican States
  7.50%, 1/14/12                                       100                  104
  9.875%, 2/1/10                                       100                  117
  11.375%, 9/15/16                                     100                  127

                                                                          1,663
Total Foreign Government
Obligations/Agencies (Cost  $2,334)                                       2,470

ASSET-BACKED SECURITIES  1.7%

Auto-Backed  0.2%
BMW Vehicle Owner Trust,
  Series 1999-A, Class A4
  6.54%, 4/25/04                                        48                   48
Toyota Auto Receivables Owner Trust,
  Series 2000-B, Class A4
  6.80%, 4/15/07                                       100                  106
                                                                            154
Credit Card-Backed  1.2%
American Express, 7.20%, 9/17/07                       100                  110
Bank One Issuance Trust, 2002 4
  Asset Backed Note, Class A
  2.94%, 6/16/08                                       250                  252
Chemical Master Credit Card
  Trust, 5.98%, 9/15/08                                100                  109
Citibank Credit Card Master
  Trust, 6.05%, 1/15/10                                100                  111
MBNA Credit Card Master Trust,
  Series 2001, Class AA
  5.75%, 10/15/08                                      100                  110
MBNA Master Credit Card Trust II,
  Class A, 6.55%, 1/15/07                              160                  172
Sears Credit Account Master Trust,
  5.25%, 10/16/08                                      100                  104
                                                                            968

Stranded Asset  0.3%
Reliant Energy Transition Bond,
2001 1 Transition Bond, Class A2
  4.76%, 9/15/09                                       250                  263
                                                                            263
Total Asset-Backed Securities (Cost  $1,333)                              1,385

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 2.1%

Commercial Mortgage-Backed 2.1%
Bear Stearns, CMO, Series TOP 8,
  Class A2, 4.83%, 8/15/38                             350                  350
GE Capital Commercial Mortgage,
  CMO, Series 2001-1
  Class A1, 6.079%, 10/15/10                            92                   99
  Class A2, 6.531%, 3/15/11                            400                  448
JP Morgan Chase, CMO
  Series 2001, Class A3,
  6.26%, 3/15/33                                       125                  138
  Series 2000-C10, Class A2,
  7.371%, 8/15/32                                      125                  146
Morgan Stanley Dean Witter, CMO
  Series 2002-TOP 7, Class A2,
  5.98%, 1/15/39                                       200                  216
Salomon Brothers Mortgage
  Securities VII, CMO
  Series 2001-C1, Class A2
  6.226%, 12/18/35                                     250                  276
Total Non-U.S. Government Mortgage-
     Backed Securities (Cost  $1,561)                                     1,673

U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 36.7%

U.S. Government Agency Obligations 25.9%
Federal Home Loan Mortgage
  5.50%, 3/1/31                                        312                  316
  6.00%, 12/1/13                                       278                  291
  6.50%, 4/1/16 - 12/1/28                            2,493                2,598
  7.00%, 11/1/30 - 6/1/32                            1,158                1,209
  7.50%, 4/1/15                                         58                   61
  TBA
  5.50%, 12/1/31                                     1,200                1,210
  6.50%, 1/1/32                                        914                  947
Federal National Mortgage Assn.
  5.00%, 12/1/08                                       266                  273
  5.50%, 5/1/14 - 5/1/16                               257                  267
  6.00%, 9/1/17 - 3/1/31                             1,376                1,431
  6.50%, 4/1/15 - 1/1/32                             4,408                4,598
  7.00%, 2/1/24 - 4/1/32                             1,048                1,097
  7.50%, 10/1/25 - 4/1/31                            1,080                1,144
  8.00%, 3/1/31                                        239                  256
  TBA
  5.50%, 1/1/17 - 1/1/32                             1,250                1,273
  6.00%, 1/1/32                                        597                  613
  6.50%, 1/1/32                                      3,277                3,383
                                                                         20,967

U.S. Government Guaranteed Obligations 10.8%
Government National Mortgage Assn.
  I
  6.00%, 7/15/16 - 12/15/28                            769                  804
  6.50%, 12/15/25 - 3/15/31                            391                  409
  7.00%, 12/15/28                                       65                   68
  7.50%, 1/15/22 - 12/15/27                            552                  594
  8.00%, 10/15/23 - 1/15/26                            435                  472
  II
  6.00%, 3/20 - 11/20/31                             1,134                1,171
  6.50%, 9/20/32                                       299                  311
  Midget, I
  5.50%, 7/15/14                                        75                   79
  6.00%, 10/15/17                                    1,000                1,051
  6.50%, 5/15/16                                       312                  330
  7.00%, 3/15 - 12/15/13                               416                  446
  7.50%, 11/15/12 - 9/15/15                            275                  298
  TBA, I
  6.50%, 1/15/17                                     1,000                1,057
  7.00%, 1/15/32                                       500                  526
  7.50%, 1/15/32                                       400                  425
  TBA, II, 6.00%, 1/20/32                              700                  719
                                                                          8,760
Total U.S. Government Mortgage-
Backed Securities (Cost  $29,220)                                        29,727

U.S. GOVERNMENT OBLIGATIONS/AGENCIES 33.6%

U.S. Government Agency Obligations 12.8%
Federal Home Loan Bank
  5.125%, 3/6/06                                       400                  431
  5.75%, 5/15/12                                       185                  202
  5.80%, 9/2/08                                      1,000                1,115
Federal Home Loan Mortgage
  5.25%, 2/15/04                                       800                  837
  5.50%, 7/15/06                                       500                  546
  5.75%, 1/15/12                                       300                  328
  6.25%, 7/15/04                                     1,150                1,235
  6.875%, 9/15/10                                      200                  235
  7.00%, 7/15/05                                     1,670                1,873
Federal National Mortgage Assn.
  5.00%, 3/12/07                                       300                  303
  5.25%, 8/1/12                                        115                  118
  5.50%, 3/15/11                                       300                  324
  5.75%, 4/15/03                                       200                  204
  6.00%, 5/15/08 - 5/15/11                             750                  841
  6.25%, 5/15/29                                       775                  831
  6.625%, 10/15/07                                     700                  806
  7.25%, 1/15/10                                       150                  180
                                                                         10,409

U.S. Treasury Obligations 20.8% U.S. Treasury Bonds
  5.25%, 2/15/29                                       760                  771
  5.375%, 2/15/31                                      200                  211
  6.00%, 2/15/26                                       625                  699
  6.25%, 8/15/23                                     1,360                1,562
  7.25%, 5/15/16                                       700                  884
  9.875%, 11/15/15                                     650                  993
U.S. Treasury Notes
  2.125%, 8/31/04                                      750                  757
  3.50%, 11/15/06                                      165                  171
  4.25%, 11/15/03                                    1,300                1,338
  4.375%, 5/15/07 - 8/15/12                            735                  783
  4.75%, 11/15/08                                       59                   64
  5.00%, 2/15/11                                       250                  273
  5.50%, 2/15/08                                       100                  112
  5.625%, 2/15/06                                      460                  509
  5.75%, 11/15/05 - 8/15/10                          1,260                1,415
  5.875%, 11/15/04                                   2,510                2,719
  6.25%, 2/15/07                                       400                  459
  6.50%, 8/15/05 - 2/15/10                           1,310                1,513
  6.625%, 5/15/07                                      610                  713
  6.875%, 5/15/06                                      760                  876
                                                                         16,822
Total U.S. Government Obligations/
Agencies (Cost  $25,909)                                                 27,231

MONEY MARKET FUNDS  17.2%
T. Rowe Price Reserve Investment
  Fund, 1.85% #                                     13,971               13,971
Total Money Market Funds
(Cost $13,971)                                                           13,971

Total Investments in Securities
116.5% of Net Assets (Cost  $91,855)                                    $94,373

Other Assets Less Liabilities                                           (13,345)

NET ASSETS                                                              $81,028
                                                                        -------

Net Assets Consist of:
Undistributed net investment
     income (loss)                                                      $    (3)
Undistributed net realized
     gain (loss)                                                            252
Net unrealized gain (loss)                                                2,518
Paid-in-capital applicable to
     7,578,974 shares of $0.0001 par
     value capital stock outstanding;
     1,000,000,000 shares authorized                                     78,261

NET ASSETS                                                              $81,028
                                                                        -------

NET ASSET VALUE PER SHARE                                               $ 10.69
                                                                        -------

     #        Seven-day yield
     144A     Security was purchased pursuant to Rule 144A under the Securities
              Act of 1933 and may be resold in transactions exempt from
              registration only to qualified institutional buyers - total of such securities at period-end amounts to $621 and represents 0.8%
              of net assets
     CMO      Collateralized Mortgage Obligation
     MTN      Medium-Term Note
     REIT     Real Estate Investment Trust
     TBA      To Be Announced security was purchased on a forward commitment basis
     VR       Variable Rate

The accompanying notes are an integral part of these financial statements.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Statement of Operations
In thousands
                                                                 Year
                                                                Ended
                                                             10/31/02
Investment Income (Loss)
Interest income                                            $    3,067
Investment management and
  administrative expense                                          180
Net investment income (loss)                                    2,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
  securities                                                      299
Change in net unrealized gain (loss)
  on securities                                                   520
Net realized and unrealized gain (loss)                           819

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    3,706
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
In thousands
                                                      Year
                                                     Ended
                                                  10/31/02             10/31/01

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         2,887      $         1,630
  Net realized gain (loss)                             299                   42
  Change in net unrealized gain (loss)                 520                1,995
  Increase (decrease) in net assets
  from operations                                    3,706                3,667
Distributions to shareholders
  Net investment income                             (2,957)              (1,630)
Capital share transactions *
  Shares sold                                       47,295               67,205
  Distributions reinvested                           2,225                1,067
  Shares redeemed                                  (18,066)             (21,598)
  Redemption fees received                              11                    3
  Increase (decrease) in net
  assets from capital
  share transactions                                31,465               46,677

Net Assets
Increase (decrease) during period                   32,214               48,714
Beginning of period                                 48,814                  100

End of period                              $        81,028      $        48,814
                                           ---------------      ---------------

*Share information
  Shares sold                                        4,496                6,595
  Distributions reinvested                             212                  103
  Shares redeemed                                   (1,721)              (2,116)
  Increase (decrease) in shares outstanding          2,987                4,582


The accompanying notes are an integral part of these financial statements.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
                                                               October 31, 2002

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     On November 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to November 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $3,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended October 31, 2002, the effect of this change was to decrease net investment income by $68,000 ($0.01 per share), increase net realized gain/loss on securities by $60,000 ($0.01 per share), and increase net unrealized gain/loss on securities by $8,000. This change had no effect on the fund's net assets or total return.

     Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $16,452,000 and $6,563,000, respectively, for the year ended October 31, 2002. Purchases and sales of U.S. government securities aggregated $98,023,000 and $76,870,000, respectively, for the year ended October 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended October 31, 2002 totaled $2,957,000 and were characterized as ordinary income for tax purposes. At October 31, 2002, the tax-basis components of net assets were as follows:

     Unrealized appreciation                                  $2,871,000
     Unrealized depreciation                                    (353,000)
     Net unrealized appreciation (depreciation)                2,518,000
     Undistributed ordinary income                               249,000
     Paid-in capital                                          78,261,000
     Net assets                                              $81,028,000
                                                             -----------

     For the year ended October 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to paydown gains and losses on mortgage- and asset-backed securities.

--------------------------------------------------------------------------------

     Undistributed net investment income                      $   58,000
     Undistributed net realized gain                             (86,000)
     Paid-in capital                                              28,000

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $91,855,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2002, $13,000 was payable under the agreement.

     As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At October 31, 2002, approximately 24.5% of the outstanding shares of the fund were held by college savings plans.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2002, totaled $130,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Directors and Shareholders of
T. Rowe Price U.S. Bond Index Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 19, 2002



T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.


Independent Directors

Name
(Date of Birth)
Year Elected*                  Principal Occupation(s) During Past 5 Years
                               and Directorships of Other Public Companies

Calvin W. Burnett, Ph.D.
(3/16/32)
2000                           President, Coppin State College; Director,
                               Provident Bank of Maryland

Anthony W. Deering
(1/28/45)
2000 Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers

Donald W. Dick, Jr.
(1/27/43)
2001                           Principal, EuroCapital Advisors, LLC,
                               an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001 Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2000                           President, F. Pierce Linaweaver &
                               Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
2001 Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
2000 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone
                               Real Estate Advisors, L.P.; Director, AMLI
                               Residential Properties Trust, Host Marriott
                               Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001 Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001 Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.


*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.


T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios
Overseen]                      Principal Occupation(s) During Past 5 Years and
                               Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
2000
[38]                           Director and Vice President, T. Rowe Price and
                               T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
2000                           Director and Vice President, T. Rowe Price;
[105]                          Vice Chairman of the Board, Director, and
                               Vice President, T. Rowe Price Group, Inc.;
                               Chairman of the Board and Director, T. Rowe
                               Price Global Asset Management Limited,
                               T. Rowe Price Investment Services, Inc.,
                               T. Rowe Price Retirement Plan Services,
                               Inc., and T. Rowe Price Services, Inc.;
                               Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust
                               Company; Director, T. Rowe Price
                               International, Inc., and T. Rowe Price
                               Global Investment Services Limited;
                               Chairman of the Board, U.S. Bond Index Fund

M.David Testa
(4/22/44)
2000
[105] Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
                               T. Rowe Price Group, Inc.; Director,
                               T. Rowe Price Global Asset Management
                               Limited, T. Rowe Price Global Investment
                               Services Limited, and T. Rowe Price
                               International, Inc.; Director and Vice
                               President, T. Rowe Price Trust Company

*Each inside director serves until the election of a successor.


T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s)
Served                                  Principal Occupation(s)

Joseph A. Carrier
(12/30/60)
Treasurer, U.S. Bond
Index Fund                              Vice President, T. Rowe Price,
                                        T. Rowe Price Group, Inc., and
                                        T. Rowe Price Investment Services, Inc.

Henry H. Hopkins
(12/23/42)
Vice President,
U.S. Bond Index Fund                    Director and Vice President, T. Rowe
                                        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe
                                        Price Retirement Plan Services, Inc.

Patricia B. Lippert
(1/12/53)
Secretary,
U.S. Bond Index Fund                    Assistant Vice President, T. Rowe Price
                                        and T. Rowe Price Investment Services,
                                        Inc.

David S. Middleton
(1/18/56)
Controller,
U.S. Bond Index Fund                    Vice President, T. Rowe Price, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Edmund M. Notzon III
(10/1/45)
President,
U.S. Bond Index Fund                    Vice President, T. Rowe Price, T. Rowe
                                        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc.,
                                        and T. Rowe Price Trust Company


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
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T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

*Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

FINANCIAL TOOLS AND CALCULATORS

College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. Rowe Price Advisory Services

Advisory Services

If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Brokerage Services

Brokerage Services
T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

Margin and Options Trading for qualified investors.

Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


 *     $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.
** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds

STOCK FUNDS
Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!      Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

       Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price
INVEST WITH CONFIDENCE (registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

       F134-050  10/31/02